Lord Abbett  Securities Trust

                                             o Alpha Series
                                             o Growth & Income Series
                                             o International Series
                                             o World Bond-Debenture Series

                      SEMI-ANNUAL REPORT FOR THE SIX MONTHS ENDED APRIL 30, 1998

[GRAPHIC OMITTED]

                                      Investment portfolios designed to help you
                                       capture capital growth over the long term

                                     [LOGO]

Report to Shareholders
For the Six Months Ended April 30, 1998

[PHOTO OMITTED]

/s/ Robert S. Dow
-----------------
Robert S. Dow
Chairman

May 15, 1997

Table of Contents

Growth & Income Series
--------------------------------------------------------------------------------
Fund Facts                                                                     3
Statement of Net Assets                                                        5

International Series
--------------------------------------------------------------------------------
When Searching the Globe                                                       4
Statement of Net Assets                                                        8

World Bond-Debenture Series
--------------------------------------------------------------------------------
Statement of Net Assets                                                       10

Alpha Series
--------------------------------------------------------------------------------
Statement of Net Assets                                                       12

Data on All Series
--------------------------------------------------------------------------------
Statements of Operations                                                      13
Statements of Changes
   in Net Assets                                                              14
Financial Highlights                                                          15
Notes to Financial Statements                                                 18

Lord Abbett Securities Trust - Growth & Income Series and International Series completed the first half of their fiscal year on April 30, 1998. We are pleased to report that this six-month period also saw the introduction of two new funds to the Securities Trust:

o World Bond-Debenture Series, which commenced operations on 12/18/97, pursues a flexible approach to fixed-income investing; and

o Alpha Series, a "fund of funds" that invests primarily in small-cap equities worldwide and commenced operations on 12/29/97.

The following is an overview of class-specific data for the period under review.

Growth & Income Series - 6 Months Ended 4/30/98

                             Class A     Class B    Class C
--------------------------------------------------------------------------------
Net asset value               $9.62       $9.61      $9.59
Capital gains                 $0.59       $0.59      $0.59
Total return*                +10.50%     +11.16%    +15.62%

International Series - 6 Months Ended 4/30/98

                             Class A     Class B    Class C    Class Y+ (partial
                                                                         period)
--------------------------------------------------------------------------------
Net asset value              $14.59      $14.52     $14.52      $14.60
Dividends                    $ 0.03         --        --          --
Total return*                +27.00%     +27.37%    +32.73%     +28.90%

World Bond-Debenture Series - 12/18/97** - 4/30/98

                             Class A     Class B    Class C
--------------------------------------------------------------------------------
Net asset value              $10.69      $10.68     $10.67
Total return*                + 1.80%     + 1.46%    + 5.63%

Alpha Series - 12/29/97** - 4/30/98

                             Class A     Class B    Class C
--------------------------------------------------------------------------------
Net asset value              $16.07      $16.05     $16.05
Total return*                +12.10%     +12.78%    +17.53%

About the Growth & Income Series

U.S. stocks recovered from their October dip on Asian concerns and catapulted the Dow Jones Industrial Average past the 9000 mark during the six months ended April 30, 1998. As we had expected, highlights of the period's investment environment included low inflation, well-behaved interest rates and slowing corporate earnings. Growth, however, far exceeded most expectations with the U.S. economy, as measured by gross national product, expanding at more than a 4.0% annualized rate.

Your portfolio provided attractive returns in this environment, with holdings in financial stocks (such as banks and brokerage firms) adding particular value. Several highly publicized mergers among banks and brokerage firms worked to our advantage, as did above-average earnings for the sector as a whole. Stock selection in the energy sector also helped performance.

* Total return performance, which is not annualized, is the percent change in value with all dividends and distributions reinvested for the periods shown, using the SEC-required uniform method to compute such returns.

** Commencement of operations.

+  International Series Class Y shares commenced operations on 12/29/97.

Report to Shareholders

We view the current rate of economic expansion as atypical and unsustainable given the lateness of the economic cycle. Housing, retail, consumer durable, technology and automotive stocks have all risen sharply on the back of a consumer spending spree fueled by high confidence levels, continued income expansion, good job availability and, perhaps most importantly, the phenomenal bull market in financial assets that has quickly refilled depleted checkbooks. We believe that falling exports, stemming from the drag of the high dollar and continued troubles in Asia, as well as an ever-vigilant Federal Reserve, make a slowing U.S. economy a virtual certainty during the second half of 1998.

Given that projection, your portfolio has become more heavily weighted in financial and consumer noncyclical stocks, which should show better overall earnings patterns than the rest of the market in a slowdown. We expect slower growth to be accompanied by continued benign inflation and a stable-to-lower interest rate environment.

About the International Series

Portfolio Manager Chris J. Taylor continues to perform well through his "best-of-breed" approach to stock selection. We are particularly pleased to report that the New York Times, utilizing data from Morningstar (an independent mutual fund rating organization), recently ranked International Series 1 out of 305 Diversified Foreign Stock Funds for the year ended May 5, 1998. Since inception (December 13, 1996), Morningstar ranked International Series 2 out of 488 Diversified Foreign Stock Funds for the period ending April 30, 1998. Past performance does not guarantee future results.

The elimination of country, currency and market-capitalization decisions enables Chris and his team to focus exclusively on companies that set a worldwide pace for innovation within their respective industries. Two examples of stock selections they've made for International Series are highlighted below.

o A Canadian manufacturer of "zero-emission" fuel cells, which have a variety of innovative applications, including power sources for buses, trucks, housing developments and PCs. One of this company's key collaborative deals has been with a German concern (another portfolio holding), which patented the internal combustion engine in the 1890s, and now seeks environmentally friendly replacement technologies. We believe that the recent merger of this German firm with a major American automobile manufacturer can be expected to speed global acceptance and sales of "zero-emission" fuel cells.

o A U.K.-based producer of flat panel loudspeakers, which has licensed its breakthrough technology to NEC, Fujitsu, Lucky Goldstar and Samsung. Widely seen as superior to traditional cone-design speakers, we believe the company's product will soon dominate an industry that already produces more than one billion units a year. Equally important, we feel confident that the versatility of the company's design will spur new applications and new markets for speaker technology.

International Series' investment strategy does not force the sale of companies that experience rapid market capitalization growth. While the Series will invest in outstanding companies, wherever they are based, we expect the majority of your portfolio's holdings to be based in Europe at this time. In our view, this region's combination of inexpensive currencies, corporate restructuring and sustainable economic growth offer a nearly ideal environment in which "best-of-breed" companies may flourish.

About the World Bond-Debenture Series

The December launch of World Bond-Debenture Series has allowed Lord Abbett to realize a long-held ambition- a global supplement to Lord Abbett's Bond-Debenture Fund's investment strategy. We believe the key to that strategy's sustained 25-year effectiveness is its flexible approach to investing in the fixed-income markets.

As dividend yields from U.S. stocks approach historic lows, and yields on high-quality U.S. bonds remain around 6%, our new World Bond-Debenture Series seeks to provide high levels of current income and attractive total return through investments in U.S. and international high-yield bonds, U.S. and international convertible bonds, as well as emerging markets debt. The Series is positioned to offer shareholders intriguing income-generating investment alternatives from financial markets around the globe. Since the historical performance and risks of world markets have been largely uncorrelated, choosing this highly diversified global investment may be an attractive way to help dampen overall risk in your portfolio.

Report to Shareholders
(Continued from previous page)

The asset classes in which World Bond-Debenture Series invests have long been covered by Lord Abbett analysts. The expertise of industry analysts is combined with economic and political risk analysis to identify undervalued securities in appropriate economic environments. For example, with much of Southeast Asia in disarray, the Fund has added value for shareholders by avoiding significant participation in this troubled region. Within emerging markets, however, the Fund will look for opportunities in undervalued corporate bonds as well as sovereign issues.

In our view, global investments chosen wisely on the basis of country and corporate analysis will ideally provide Series' assets with protection against U.S. market and industry cycles. At the same time, the broad range of asset classes in which the Series may invest will allow it to pursue aggressive income-generating and total return strategies in local markets worldwide at different times in their economic cycles.

The management team of World Bond-Debenture Series is led by Zane Brown, Partner and Director of Fixed Income Management, who has more than 20 years of experience in the financial services industry, and Tim Horan, Vice President and Director of International FIxed Income, who has more than 15 years of experience in the financial services industry.

About the Alpha Series

We are pleased with the strong since-inception performance of our new Alpha Series, and believe that the multi-manager strategy of this "fund of funds" is extremely well-suited to the small-cap stock environment. We regard small-cap companies as the virtual embodiment of entrepreneurial energy and vitality. We expect that these companies will thrive, thus rewarding long-term investors.

In the U.S., small-cap stocks have continued to lag their large-cap counterparts--a trend of some long standing that, in our view, now points to significantly better relative value for the small-cap arena. Alpha Series participates in the U.S. small-cap growth market through investment in Lord Abbett Developing Growth Fund. The Fund's Senior Portfolio Manager, Stephen J. McGruder, has almost 30 years of investment experience in the small-cap arena. Prior to joining Lord Abbett in 1995, he was Portfolio Manager at Wafra Investment Advisory Group. Alpha Series participates in the U.S. small-cap value market through investment in Lord Abbett Research Fund -- Small-Cap Series. Robert P. Fetch, Small-Cap Series' Senior Portfolio Manager, has over 20 years of investment experience, 15 in selecting small-cap stocks on a value-driven basis. Prior to joining Lord Abbett, he was a Managing Director at Prudential Investments and oversaw the Prudential Small Company Fund.

We believe now is also a particularly opportune time to invest in small-cap companies outside the United States. A key support for this view is the current liberalization of Europe's business environment, which seems likely to benefit the region's smaller firms. Alpha Series participates in the international small-cap market through investment in Lord Abbett Securities Trust -- International Series. Chris J. Taylor, International Series' Senior Portfolio Manager, has over 15 years of equity investment experience. Chris is also Managing Director of Fuji Investment Management Company (Europe) Ltd., of which Lord Abbett is a minority owner.

We are pleased that you have chosen one or more of the Series in Lord Abbett Securities Trust to play a role in your diversified investment portfolio. We appreciate the confidence you have placed in Lord Abbett and aim to reward your confidence in us going forward with continued strong performance by the Trust.

Fund Facts

The Sophisticated Shopper

When it comes to stock selection, the portfolio manager of the Growth & Income Series tries to be a savvy buyer. We have an experienced team of financial professionals whose approach includes elements similar to those taken by smart shoppers.

When you think about how you shop, you realize that you like to find bargains.

Savvy shoppers often check out the sales racks to find items with a low price tag. Of course, just because "the price is right" does not mean that a product is worth buying. A smart shopper will carefully inspect the item, checking it for defects and overall quality. Another important test required by the smart shopper: usability and function. If the item is not in style, or is something that would not likely be used, there is probably no point in buying it.

Quantitative Research:

Performed on a universe of the 1,000 largest U.S. and multinational companies to identify those stocks that represent the best bargains: a "low price tag."

Fundamental Research:

Conducted to assess a company's operating environment, resources and strategic plans, and to determine its prospects for exceeding the earnings expectations reflected in its stock price: "overall quality."

Business Cycle Analysis:

Used to assess the economic and interest-rate sensitivity of the Fund's portfolio. This analysis helps the portfolio manager assess how adding or eliminating stocks changes a portfolio's overall sensitivity to economic activity and interest rates: "is it in style?"

Lord Abbett Securities Trust - Growth & Income Series -- A Strong Performer

Average Annual Class C Share Total Return(1) as of 4/30/98

  [THE FOLLOWING TABLE WAS REPRESENTED AS A BAR CHART IN THE PRINTED MATERIAL]

1 Year                                                                     31.6%
3 Years                                                                    25.2%
Life of Series(2)                                                          20.1%

(1) Reflects the percent change at net asset value (for Class C shares) which includes the reinvestment of all distributions. The Series issues additional classes of shares with distinct pricing options. For a full discussion of the differences in pricing alternatives, please call Lord Abbett Distributor LLC at 800-874-3733 and ask for the current prospectus.

(2) The Series commenced operations on 1/3/94. Formerly Lord Abbett Securities Trust - Growth & Income Trust.

Growth & Income Series

SEC-required average annual total returns (for Class C shares) for the periods ended 3/31/98, with all distributions reinvested:

  [THE FOLLOWING TABLE WAS REPRESENTED AS A BAR CHART IN THE PRINTED MATERIAL]

1 Year                                                                    37.43%
Life of Series                                                            20.63%

Past performance is not an indication of future results. The investment return and principal value of an investment will fluctuate so that shares, on any given day or when redeemed, may be worth more or less than their original cost.

When Searching the Globe for the Best Investment Opportunities

Rely On An Experienced Global Manager

Lord, Abbett & Co. is a minority owner of the International Series' sub-adviser's parent company, Fuji Investment Management Co., Ltd. (FIMCO).

FIMCO is:

o An investment management affiliate of Fuji Bank, one of the world's largest banks

o A money manager whose services, until now, had been available only to large, institutional accounts

o An asset manager with offices in Tokyo and London serving the pension investment needs of many premier international companies, including:

                  Bridgestone           NISSAN
                  Hitachi               SONY
                  MCI Canon Inc.

And a Solid Investment Strategy

FIMCO's strategy is based on the timely purchase of undervalued foreign companies which have focused on benefiting from the future changes within their industries. Their disciplined research process involves:

o examining global trends to identify developments on an industry-by-industry basis;

o using this information, along with our research and experience, to try to define the ideal company within each industry; and

o assessing the companies in each industry to determine which are "best-of-breed." In other words, determining which ones best match the "ideal" company, based on a blend of both quantitative and fundamental analysis.

The International Series' portfolio consists of 40-50 such companies, which meet our goal of creating a portfolio where the performance of individual holdings is not diluted across too many securities.

Lord Abbett Securities Trust - International Series

Total Returns Through 4/30/98:(1)

  [THE FOLLOWING TABLE WAS REPRESENTED AS A BAR CHART IN THE PRINTED MATERIAL]

1 Year(1)                                                                  45.5%
Life of Series(2)                                                          37.3%

(1) Performance is at net asset value for Class A shares. The Series offers additional classes of shares with distinct pricing options. For a full discussion of the differences in pricing alternatives, please call Lord Abbett Distributor llc at 800-874-3733 and ask for the current prospectus.

(2)   The Series commenced operations on 12/13/96.

International Series

SEC-required average annual total return for Class A shares at the maximum sales charge of 5.75% for the period 12/13/96 (commencement of operations) through 3/31/98, with all distributions reinvested:

  [THE FOLLOWING TABLE WAS REPRESENTED IN A BAR CHART IN THE PRINTED MATERIAL]

1 Year                                                                    31.40%
Life of Series                                                            29.66%

Past performance is not an indication of future results. The investment return and principal value of an investment will fluctuate so that shares, on any given day or when redeemed, may be worth more or less than their original cost.

Important Information

Results quoted herein reflect appropriate Rule 12b-1 Plan expenses from commencement of the Plan. Tax consequences are not reflected. If used as sales material after 6/30/98, this report must be accompanied by Lord Abbett's Performance Quarterly for the most recently completed calendar quarter.

Foreign investment risk factors include the potential for less regulation and liquidity and more volatility than U.S. markets; currency fluctuation; potentially less publicly-available information about companies, banks and governments than for U.S. counterparts; lack of uniform accounting standards among countries, impairing comparisons; potentially higher transaction costs and different securities settlement practices.

Statement of Net Assets
GROWTH AND INCOME SERIES April 30, 1998


                     Investments                                    Shares    Market Value
==========================================================================================
Common Stocks 97.57%
==========================================================================================
Aerospace .38%       Raytheon (New)-                                 1,313      $   72,461

                     Raytheon Company-A leading factor in
                     air-defense missiles and
                     military electronic products                   10,000         566,875

                     Total                                                         639,336
--------------------------------------------------------------------------------==========
Agricultural         Archer-Daniels-Midland Co.-Leading processor
Products 1.47%       and seller of agricultural commodities         77,000       1,655,500

                     Pioneer Hi-Bred International, Inc.-Leading
                     U.S. supplier of hybrid seed                   22,500         849,375

                     Total                                                       2,504,875
--------------------------------------------------------------------------------==========
Apparel 1.35%        VF Corp.-Leading producer of blue jeans
                     and other apparel                              44,200       2,298,400
--------------------------------------------------------------------------------==========
Auto Parts:          Genuine Parts Company-National distributor
After Market .48%    of automotive replacement parts                22,800         820,800
--------------------------------------------------------------------------------==========
Automobiles .82%     General Motors Corp.-Worldwide auto producer   20,600       1,387,925
--------------------------------------------------------------------------------==========
Banks: Money         BankAmerica Corp.-Major money-center bank      36,800       3,128,000
Center 4.94%
                     Chase Manhattan Corp.-Major money-center
                     bank-holding company                           23,400       3,242,362

                     First Chicago NBD-Major Midwest bank           22,000       2,043,250

                     Total                                                       8,413,612
--------------------------------------------------------------------------------==========
Banks:               Banc One Corp-Leading bank-holding company     30,000       1,764,375
Regional 7.87%
                     BankBoston, N.A.-Leading
                     New England regional bank                      22,400       2,417,800

                     Comerica Inc.-Midwestern
                     regional bank-holding company                  42,150       2,821,416

                     First Union Corp.-Major East Coast bank        24,000       1,449,000

                     KeyCorp-Multi-regional bank-holding
                     company serving the Northwest U.S.             34,000       1,349,375

                     Mellon Bank Corp.-Commercial bank
                     located in Pittsburgh, PA                      50,000       3,600,000

                     Total                                                      13,401,966
--------------------------------------------------------------------------------==========
Brokers 1.48%        Morgan Stanley, Dean Witter,
                     Discover & Co.-Major brokerage and
                     credit card company                            32,000       2,524,000
--------------------------------------------------------------------------------==========
Chemicals:           Morton International Inc.-
Specialty .85%       Producer of specialty chemicals,
                     salt and airbags                               45,000       1,440,000
--------------------------------------------------------------------------------==========
Chemicals 2.75%      +Air Products & Chemicals Inc.
                     -Industrial gas producer                       20,000       1,738,750

                     DuPont DeNemours, E.I & Co.-Major U.S.
                     -based producer of plastics and chemicals      30,000       2,184,375

                     Union Carbide Corp.-Major U.S.
                     -based producer of plastics and chemicals      15,700         761,450

                     Total                                                       4,684,575
--------------------------------------------------------------------------------==========
Communications       Harris Corp.-Manufacturer of advanced
Equipment 1.40%      electronic systems and communications
                     equipment                                      49,200       2,380,050
--------------------------------------------------------------------------------==========
Communications       *Worldcom Inc.-Diversified
Services .53%        telecommunications company                     21,000         898,406
--------------------------------------------------------------------------------==========
Computer:            *Digital Equipment Corp.
Hardware 5.42%       -Manufacturer of data-processing
                     equipment                                      36,000       2,002,500

                     Hewlett-Packard Co.-Leading manufacturer
                     of computer products, including
                     printers, servers, workstations and PCs        20,400       1,536,375

                     International Business Machines Corp.
                     -World's largest computer manufacturer         27,800       3,221,325

                     *Sun Microsystems Inc. Supplier of
                     network computer products including
                     workstations, servers, software,
                     microprocessors, and a full range of
                     services and support                           60,000       2,471,250

                     Total                                                       9,231,450
                     -----------------------------------------------------------==========

Statement of Net Assets
GROWTH & INCOME SERIES April 30, 1998


                     Investments                                    Shares    Market Value
==========================================================================================
Containers 2.59%     Crown Cork & Seal Inc.-Major producer
                     of a wide variety of steel and
                     aluminum containers for the food
                     industry                                       40,000     $ 2,082,500

                     Sonoco Products Co.-A leading
                     U.S. producer of specialty paper and
                     plastic packaging components                   58,000       2,330,875

                     Total                                                       4,413,375
--------------------------------------------------------------------------------==========
Cosmetics .86%       International Flavor & Fragrance-World's
                     largest flavors and fragrances
                     manufacturer                                   30,000       1,468,125
--------------------------------------------------------------------------------==========
Drugs/Health-Care    American Home Products Corp.-Producer
Products 5.75%       of drugs, food housewares and packaged
                     medicine and medical products                  12,000       1,117,500

                     Bristol-Myers-Squibb Company-Major
                     worldwide pharmaceutical concern with
                     interests in infant nutrition,
                     non-prescription medications, medical
                     devices and toiletries                         32,000       3,388,000

                     SmithKline Beecham plc ADR-U.K.-based
                     health-care company providing prescription
                     and over-the-counter drugs
                     and clinical laboratory services               57,000       3,395,063

                     Warner-Lambert Co.-Drug and consumer
                     products manufacturer                          10,000       1,891,875

                     Total                                                       9,792,438
--------------------------------------------------------------------------------==========
Electric             Baltimore Gas & Electric Co.
Power 5.17%          -Regional electric utility company             32,500       1,023,750

                     Carolina Power & Light Co.
                     -Electric utility company serving North
                     and South Carolina                             25,000       1,076,563

                     CINergy Corp.-Supplier of electricity
                     and natural gas in Southwestern Ohio
                     and adjacent Kentucky and
                     Indiana territories                            52,900       1,844,888

                     Firstenergy Corp.-Major Midwestern
                     electric utility holding company               50,000       1,512,500

                     FPL Group-One of the nation's premier
                     electric utilities, serving about 7 million
                     people in Florida's East, Southeast
                     and Southwest coasts                           35,000       2,172,188

                     Pacificorp-Electrical-services provider
                     and coal and gas producer                      50,000       1,162,500

                     Total                                                       8,792,389
--------------------------------------------------------------------------------==========
Electrical           Emerson Electric Co.-Diversified manufacturer
Equipment 1.03%      of consumer and industrial electrical
                     components                                     27,600       1,756,050
--------------------------------------------------------------------------------==========
Financial:           Fed National Mortgage-America's largest
Miscellaneous .88%   supplier of conventional home mortgages        25,000       1,496,875
--------------------------------------------------------------------------------==========
Food 5.02%           Best Foods-Producer of diversified
                     packaged foods                                 40,000       2,195,000

                     ConAgra Inc.-Major producer of
                     agricultural and consumer products             53,940       1,574,373

                     Heinz H.J. Co.-Domestic packaged
                     foods producer                                 61,400       3,346,300

                     Sara Lee Corp.-A diversified maker
                     of branded-food products, apparel
                     and household consumer products                24,000       1,429,500

                     Total                                                       8,545,173
--------------------------------------------------------------------------------==========
Health-Care          Baxter International Inc.-World's
Products .57%        leading distributor and major
                     manufacturer of hospital supplies and
                     related medical equipment                      17,500         970,155
--------------------------------------------------------------------------------==========
Health-Care          Aetna Inc.-Major multi-line insurer            25,650       2,072,841
Products .57%
                     *Humana Inc.-Major U.S. provider of
                     managed-health plans                           65,000       1,755,000

                     United Healthcare Corp.-Offers health-care
                     coverage and related services in
                     all 50 states                                  35,000       2,458,750

                     Total                                                       6,286,591
--------------------------------------------------------------------------------==========
Household            Kimberly Clark Corp.-Major producer of
Products 1.97%       consumer and personal-care products            49,180       2,495,885

                     Rubbermaid Inc-Housewares manufacturer         30,000         858,750

                     Total                                                       3,354,635
--------------------------------------------------------------------------------==========
Housewares .80%      Fortune Brands Inc.-Consumer products
                     conglomerate                                   36,900       1,360,688
--------------------------------------------------------------------------------==========
Insurance:           American General Corporation-A leading
Life 1.31%           provider of financial services, including
                     life/health insurance, annuities,
                     consumer credit and mortgage financing         33,600       2,238,600
--------------------------------------------------------------------------------==========
Insurance:           Allstate Corp.-Second-largest provider
Property and         of personal lines of insurance in the U.S.     15,000       1,443,750
Casualty 4.34%
                     Chubb Corp.-Broad-based property and
                     casualty insurance organization                22,000       1,736,625

                     CIGNA Corp.-Multi-line insurance and
                     medical services                                7,600       1,572,725

                     CMAC Investment Corp.-Major private
                     mortgage insurance provider                    15,200         981,350

                     The Progressive Corporation-Insurance
                     holding company specializing in
                     non-standard auto insurance                    12,200       1,652,338

                     Total                                                       7,386,788
                     -----------------------------------------------------------==========

Statement of Net Assets
GROWTH & INCOME SERIES April 30, 1998


                     Investments                                    Shares    Market Value
==========================================================================================
Machinery:           Deere & Co.-World's largest manufacturer
Diversified 1.16%    of farm equipment                              33,800    $  1,975,187
--------------------------------------------------------------------------------==========
Miscellaneous 2.25%  First Data Corp.-Information supplier for
                     credit-card processing and related services    50,000       1,693,750

                     National Service Industries, Inc.-Diversified
                     manufacturer of lighting equipment, rental
                     uniforms and specialty chemicals               39,400       2,132,525

                     Total                                                       3,826,275
--------------------------------------------------------------------------------==========
Natural Gas:         Columbia Energy Group-Utility holding
Distribution 3.11%   company and natural gas distribution           30,000       2,437,500

                     Nicor Inc.-Natural gas distributor
                     in Illinois                                    70,000       2,865,625

                     Total                                                       5,303,125
--------------------------------------------------------------------------------==========
Natural Gas:         The Coastal Corporation-A diversified
Diversified .91%     gas pipeline company                           21,800       1,557,337
--------------------------------------------------------------------------------==========
Office Equipment/    Xerox Corp.-World's leading duplication
Supplies 1.33%       technology supplier                            20,000       2,270,000
--------------------------------------------------------------------------------==========
Oil: International   Amoco Corp.-Major integrated petroleum
Integrated 7.02%     and natural gas company with sizable
                     interests in chemicals                         39,800       1,761,150

                     Chevron Corp.-Worldwide petroleum
                     company with important interests in
                     chemicals and minerals                         23,600       1,951,425

                     Exxon Corp.-World's largest integrated
                     oil company                                    40,000       2,917,500

                     Mobil Corp.-Large international oil company    45,000       3,555,000

                     Total S.A. Sponsored ADR-Leading French
                     international oil and gas company              30,000       1,762,500

                     Total                                                      11,947,575
--------------------------------------------------------------------------------==========
Paper and Forest     Bowater Inc.-Manufacturer of newsprint,
Products 3.82%       groundwood, kraft pulp and lumber products     31,100       1,739,655

                     Fort James Corp.-Producer of paper-based
                     consumer products, packaging and
                     communication papers                           64,100       3,180,962

                     International Paper Co.-Producer of paper
                     and forest products                            11,750         613,202

                     Temple-Inland, Inc.-Leading manufacturer
                     of corrugated boxes, bleached paperboard,
                     pulp and building materials                    15,000         968,437

                     Total                                                       6,502,256
--------------------------------------------------------------------------------==========
Photographic .85%    Eastman Kodak Co.-Leading manufacturer
                     of photographic film and equipment             20,000       1,443,750
--------------------------------------------------------------------------------==========
Printing:            Donnelley, R.R. & Sons Co.-Largest
Specialty 1.70%      commercial printer in the U.S.                 42,000       1,850,625

                     Gannett Inc.-U.S. newspaper publisher          15,200       1,032,650

                     Total                                                       2,883,275
--------------------------------------------------------------------------------==========
Railroads .24%       Canadian National Railway-Major
                     Canadian-based railroad operator                6,300         409,894
--------------------------------------------------------------------------------==========
Retail: Dept &       May Department Stores Company-Leading
Merchandise 2.84%    department store retailer                      25,000       1,542,188

                     Wal-Mart Stores Inc.-Largest U.S.
                     discount retailer                              65,000       3,286,563

                     Total                                                       4,828,751
--------------------------------------------------------------------------------==========
Retail:              *Toys R Us Inc.-Discount toy supermarts;
Specialty .68%       department stores                              42,200       1,163,138
--------------------------------------------------------------------------------==========
Telephone:           AT&T Corp.-Global telecommunications giant     47,000       2,822,938
Long Distance 3.43%
                     MCI Communications Corp.-Long distance
                     telecommunications provider                    32,700       1,645,219

                     Sprint Corp.-Third largest long
                     distance telephone system                      20,000       1,366,250

                     Total                                                       5,834,407
--------------------------------------------------------------------------------==========
Telephone:           Ameritech Corp.-Regional telephone company
Local 3.46%          serving customers in the Midwest               40,000       1,702,500

                     Bell Atlantic Corp.-Regional
                     telephone company                              16,800       1,571,850

                     BellSouth Corp.-Regional telephone
                     company                                        14,400         924,300

                     SBC Communication Inc.-Mexican
                     telephone monopoly                             41,000       1,698,938

                     Total                                                       5,897,588
                     -----------------------------------------------------------==========
Tobacco 1.05%        Philip Morris Inc.-Leading tobacco
                     company                                        48,000       1,791,000
                     -----------------------------------------------------------==========
                     Total Investments in
                     Common Stocks (Cost $111,431,038)                         166,120,835
==========================================================================================
Other Assets, Less Liabilities 2.43%
==========================================================================================
Short-term
Investment           American Express Credit Co.
                     5.51% due 5/1/1998                             3,275M       3,275,000
                     -----------------------------------------------------------==========

Statement of Net Assets
GROWTH & INCOME SERIES April 30, 1998


                     Investments
==========================================================================================
Cash and Receivables, Net of Liabilities                                        $  862,210
------------------------------------------------------------------------------============
                     Total Other Assets, Less Liabilities                        4,137,210
==========================================================================================
Net Assets 100.00%                                                            $170,258,045
==========================================================================================


                     Class A Shares-Net asset value
                     ($71,777,760 / 7,461,257 shares outstanding)                    $9.62

                     Class B Shares-Net asset value
                     ($1,948,460 / 202,809 shares outstanding)                       $9.61

                     Class C Shares-Net asset value
                     ($96,531,825 / 10,071,133 shares outstanding)                   $9.59

                     * Non-income producing.
                     + Security is held in connection with an open option written.
                     See Notes to Financial Statements.

Statement of Net Assets
INTERNATIONAL SERIES April 30, 1998


                     Investments                                    Shares    Market Value
==========================================================================================
Investments in Securities 92.97%
==========================================================================================
Foreign 91.07%
==========================================================================================
Canada 11.84%        *Ballard Power Systems-Designs,
                     manufactures and developes
                     hydrogen-based fuel cells that are the
                     only true zero-emission power source for
                     vehicles                                       76,400     $ 8,783,754

                     *Descartes System Company-Software
                     manufacturer whose products automate
                     and integrate corporate supply chains         200,000       1,279,000

                     Timber West Timber Trust-Unitized fund
                     created to invest in forestry, land and
                     timber assets                                 200,000         615,040

                     Total                                                      10,677,794
--------------------------------------------------------------------------------==========
Denmark 7.79%        BG Bank Dkk-Domestic retail bank focused
                     on low-cost delivery of standard products      35,000       2,044,483

                     Jyske Bank-Bank specialising in international
                     private and commercial banking                 20,000       2,321,946

                     Syd-Sonderhill-Regional, mortgage and
                     personal banking firm                          25,000       1,394,628

                     Unidanmark 'A'-One of Denmark's largest
                     full-service banking groups                    15,000       1,259,547

                     Total                                                       7,020,604
--------------------------------------------------------------------------------==========
Finland 4.49%        Pohjola-Findland's largest general insurance
                     company covering both life and
                     non-life sectors                               40,000       2,216,188

                     Raisio Yhtyma Oyj-Producer of paper processing
                     chemicals and foodstuffs, including a
                     cholesterol-lowering margarine                 10,000       1,834,593

                     Total                                                       4,050,781
--------------------------------------------------------------------------------==========
France 10.06%        Alcatel Alsthom-One of the world's largest
                     full-line heavy electrical
                     engineering firms                              20,000       3,703,088

                     AXA-UAP-One of Europe's largest
                     financial organizations                        20,000       2,344,736

                     Thomson-CSF-A major aerospace company          35,000       1,383,263

                     *Ubi Soft Entertain-One of Europe's
                     largest producers, translators and
                     distributors of games software                 12,500       1,635,669

                     Total                                                       9,066,756
--------------------------------------------------------------------------------==========
Germany 29.67%       Daimler-Benz-World's largest manufacturer
                     of luxury cars, buses and class-eight
                     trucks                                         15,000       1,463,660

                     *DLW-Major producer of linelolum and carpet
                     floor coverings, as well as
                     office furniture                               15,000       2,197,160

                     Eigne & Partner-A major software developer      3,394         950,320

                     Felten & Guilleaume-Manufacturer of
                     electric power distribution network
                     and grid components                            13,000       1,592,871

                     GEA Ag Dem-One of the world's top
                     suppliers of food-and pharmaceutical
                     -processing equipment                           3,000       1,337,009

                     Gehe-Europe's largest pharmacy chain           40,000       2,071,848

                     His Sport Wear-Designs and retails
                     sports and leisure wear                        45,000         864,662

                     Iwka-Multi-line engineering company
                     making packaging, robot welding and
                     defense equipment                               5,000       1,177,945

                     Marschollek Lauten & Partners-Largest
                     independent personal life insurance
                     and investment consultancy services             7,500       2,921,888

                     Preussag-Diversified firm with activities
                     from oil extraction to metals                   4,000       1,421,331

Statement of Net Assets
INTERNATIONAL SERIES April 30, 1998


                                                                 Shares or
                     Investments                          Principal Amount    Market Value
==========================================================================================
                     Sai Automotive-Major producer of auto
                     dashboards and door panels                     75,000     $ 1,336,673

                     Sap Ag-World's fourth-largest software
                     firm, dominating the global market for
                     relational databases                            7,500       3,550,543

                     SKW Trostberg-Specialist niche chemical
                     firm producing additives,covering,
                     adhesives, anti-corrosive paints and
                     oil-well drilling products                     45,000       1,552,631

                     Viag Ag-Diversified group with utility,
                     aluminum, chemical, glass and packaging
                     operations                                      4,000       2,025,062

                     Vossloh-Manufacturer of elecrical lightling
                     equipment as well as railway truck fasteners
                     and related installation equipment             35,000       2,280,702

                     Total                                                      26,744,305
--------------------------------------------------------------------------------==========
Netherlands 5.27%    *Baan Aano-A major software developer          30,000       1,313,121

                     Hunter Douglas-Major global supplier of
                     decorative building fittings, especially
                     window blinds                                  14,000         682,032

                     Kon Pakhoed-Largest chemical distributor
                     worldwide                                      30,000       1,097,975

                     Vmf Stork-Engineering amd service company
                     foused on aircraft parts, processing
                     machinery and food-manufacturing equipment     45,857       1,657,919

                     Total                                                       4,751,047
--------------------------------------------------------------------------------==========
Switzerland 6.06%    Baloise Holdings-Insurance group                  750       1,735,265

                     Christ Aesch-Major global provider of
                     water-treatment chemicals and
                     purification equipment                            700         433,566

                     Saurer Ag Arbon Chf-Textile-machinery
                     and auto-component manufacturing firm           1,100       1,109,890

                     Stratec Holding-Health-care company
                     concentrating on osteosynthesis and
                     prothetics                                        600         915,485

                     Swiss Life-Major life insurance company
                     with operations throughout Europe               1,500       1,267,732

                     Total                                                       5,461,938
--------------------------------------------------------------------------------==========
United Kingdom       Ashtead Group-Major construction plant
15.89%               and machinery hire firm                       300,000       1,343,640

                     Delphi Group-Producer of temporary,
                     contract and permanent IT staff to
                     corporations in the U.S. and the U.K.          50,180         625,604

                     DBS Management-Supplies independent
                     financial advisors with financial product
                     evaluation and administration software
                     and services                                  300,000       1,210,770

                     First Technology-Designs and manufactures
                     equipment and systems for auto safety         289,750       1,929,647

                     Jarvis Ord-Specialist engineering and
                     service company focused on the
                     installation of related track and signals     166,700       1,848,435

                     Johnson Matthey-Precision metal-based
                     refinery, alloy manufacturing and
                     trading company                               120,000       1,215,300

                     Precoat International Ord-Processes and
                     distributes precoated steel in Europe and
                     North America                                 510,000       1,981,605

                     Regal Hotel-Owns and operates more than
                     100 medium-quality, midium-sized hotels
                     and inns                                    1,000,000         710,300

                     Trifast-Distributes and manufactures
                     industrial fasteners, particularly for
                     electronics and electrical concerns            60,000         661,794

                     UTD Assurance Group-A major
                     insurance provider                          3,500,000         467,950

                     Verity Group-Makes high-quality
                     loud speakers and has developed the
                     first commercial flat panel speaker         1,500,000       2,331,300

                     Total                                                      14,326,345
                     -----------------------------------------------------------==========
                     Total Investments in Foreign Securities
                     (Cost $63,892,463)                                         82,099,570
==========================================================================================
United States 1.90%
==========================================================================================
                     *Net Bank, Inc.-Provider of banking
                     services over the internet
                     (Cost $917,207)                                63,800       1,714,625
--------------------------------------------------------------------------------==========
                     Total Investments in Common Stocks
                     (Cost $64,809,670)                                         83,814,195
==========================================================================================
Other Assets, Less Liabilities 7.03%
==========================================================================================
Short-term
Investment           Federal Home Loan Mortgage Corp. 5.45%
                     due 5/1/1998                                3,500,000       3,499,470
--------------------------------------------------------------------------------==========
Cash and Receivables, Net of Liabilities                                         2,839,820
--------------------------------------------------------------------------------==========
                     Total Other Assets, Less Liabilities                        6,339,290
==========================================================================================
Net Assets 100.00%                                                             $90,153,485
==========================================================================================

Statement of Net Assets
INTERNATIONAL SERIES April 30, 1998

================================================================================

                     Class A Shares-Net asset value
                     ($63,635,578 / 4,362,613 shares outstanding)                   $14.59

                     Class B Shares-Net asset value
                     ($7,112,242 / 489,889 shares outstanding)                      $14.52

                     Class C Shares-Net asset value
                     ($8,212,336 / 565,542 shares outstanding)                      $14.52

                     Class Y Shares-Net asset value
                     ($11,193,329 / 766,798 shares outstanding)                     $14.60

                     * Non-income producing.
                     See Notes to Financial Statements.

Statement of Net Assets
WORLD BOND-DEBENTURE FUND April 30, 1998


                                                                 Principal
                     Investments                                    Amount    Market Value
==========================================================================================
Investments in Securities 81.22%(a)(b)
==========================================================================================
Foreign 54.45%
==========================================================================================
Argentina 7.55%      Republic of Argentina 6.625/2005(a)             $143M      $  130,566

                     Telefonica De Argentina SA 9.125/2008(a)         150M         150,000

                     Total                                                         280,566
--------------------------------------------------------------------------------==========
Brazil 5.28%         Republic of Brazil 10.125/2027(a)                150M         145,523

                     Globo Comunicacoes E Participacoes
                     Ltda 10.625/2008(a)                               50M          50,625

                     Total                                                         196,148
--------------------------------------------------------------------------------==========
Bulgaria 1.09%       Republic of Bulgaria, Floating Rate/2024(a)       50M          40,625
--------------------------------------------------------------------------------==========
Canada 2.05%         Canadian Airlines Corp. Sr. Secured
                     Note 10/2005(a)                                   75M          76,125
--------------------------------------------------------------------------------==========
China 2.70%          Cathay International Ltd. 13/2008+(a)            100M         100,500
------------------------------------------------------------------------------------------
Croatia 1.32%        Republic of Croatia 7/2002+(a)                    50M          49,173
------------------------------------------------------------------------------------------
Germany 5.87%        Fresenius Medical Care 7.375/2008+(b)            125M          71,359

                     Geberit International SA 10.125/2007(b)          150M          95,864

                     RSL Communications plc 10/2008+(b)               150M          50,962

                     Total                                                         218,185
--------------------------------------------------------------------------------==========
Mexico 11.73%        Coca-Cola Femsa SA 8.95/2006(a)                  100M         104,750

                     Grupo Televisa SA Zero Coupon Sr.
                     Discount Note due 2008**(a)                      150M         119,625

                     United Mexican States 9.875/2007(a)              100M         107,375

                     Pepsi-GemexSA Gtd. Sr. Note
                     Series B 9.75/2004(a)                            100M         104,250

                     Total                                                         436,000
--------------------------------------------------------------------------------==========
Panama 2.64%         Republic of Panama 8.875/2027(a)                 100M          98,250
--------------------------------------------------------------------------------==========
South Africa 2.53%   Republic of South Africa 12/2005(b)              250M          47,893

                     Walt Disney Co. 14/2002(b)                       230M          46,345

                     Total                                                          94,238
--------------------------------------------------------------------------------==========
Switzerland 4.42%    Nestle Holding Inc. 3/2002(a)                     50M          64,063

                     Roche Holdings Inc. Zero Coupon Conv.
                     Notes due 2010+(a)                               175M         100,407

                     Total                                                         164,470
--------------------------------------------------------------------------------==========
United Kingdom 7.27% British Airways 10.875/2008(b)                    50M         108,001

                     IPC Magazines Group 9.625/2008+(b)                50M          81,471

                     Telewest plc Zero Coupon Sr.
                     Discount Deb. due 2007**(a)                      100M          80,750

                     Total                                                         270,222
                     -----------------------------------------------------------==========
                     Total Investments in Foreign Securities
                     (Cost $1,993,569)                                           2,024,502
                     -----------------------------------------------------------==========

Statement of Net Assets
WORLD BOND-DEBENTURE FUND April 30, 1998


                                                           Principal Amount
                     Investments                        or Number of Shares   Market Value
==========================================================================================
Domestic 26.77%
==========================================================================================
United States        Arbor Software Corp
                     Conv. Sub. Notes 4.50/2005+(a)                 $  75M       $  81,398

                     Baker Hughes Inc.
                     Zero Coupon Conv.Notes Due 2008(a)                50M          41,728

                     Bell Atlantic Financial Service (Nlztel)
                     Conv. Sub. Deb.5.75/2003+(a)                      50M          52,250

                     BE Aerospace Sr.
                     Sub. Notes 8/2008+(a)                             50M          49,625

                     Chancellor Media Corp
                     Sr. Notes 10.50/2007(a)                          100M         111,500

                     Comcast Cellular
                     Sr. Sub. Notes 9.50/2007+(a)                      75M          78,189

                     GST Telecommunications Inc.*(a)                 1,500          23,250

                     Mastec Inc. Sr. Sub. Notes 7.75/2008+(a)          50M          49,750

                     Navistar International
                     Sr. Sub. Notes 8/2008(a)                          50M          49,875

                     Orbital Imaging Corp.
                     Sr. Notes 11.625/2005 w/Warrants+(a)              55M          59,675

                     Polysindo International Finance Co.
                     Gtd. Secured Notes 9.375/2007(a)                  40M          22,800

                     Rogers Comm Inc. 8.75/2007(b)                    100M          70,240

                     Sinclair Broadcasting Group, Inc.
                     Sr. Sub. Notes 10/2005(a)                        100M         107,250

                     Swiss Life (GLXO) Conv. Deb. 2/2003(a)            50M          52,063

                     Teleport Communications
                     Zero Coupon Sr. Discount Notes due 2007(a)       100M          86,250

                     Viatel Inc.
                     Sr. Note 11.15/2008 w/Warrants(b)                100M          59,594

                     Total Investment in United States Securities
                     (Cost $986,034)                                               995,437
                     -----------------------------------------------------------==========
                     Total Investment in Securities (Cost $2,979,603)            3,019,939
==========================================================================================
Other Assets, Less Liabilities 18.78%
==========================================================================================
Other Assets

Short-term
Investments          American Express Credit Corp.
(U.S. dollar-        5.51% due 5/1/1998                               170M         170,000
denominated)
                     American General Finance
                     5.40% due 5/1/1998                               170M         170,000

                     Ford Motor Credit
                     5.41% due 5/1/1998                               170M         170,000

                     General Electric Capital Corp.
                     5.40% due 5/1/1998                               165M         165,000

                     Merrill Lynch & Co.
                     5.50% due 5/1/1998                               170M         170,000

                     Total                                                         845,000
--------------------------------------------------------------------------------==========
Receivable for:      Securities sold                                               329,690

                     Capital stock sold                                            227,171

                     Other                                                          55,225

                     Total                                                       1,457,086
--------------------------------------------------------------------------------==========
Payable for:         Securities purchased                                          758,853
--------------------------------------------------------------------------------==========
                     Total Other Assets, Less Liabilities                          698,233
==========================================================================================
Net Assets 100.00%                                                              $3,718,172
==========================================================================================

                     Class A Shares-Net asset value
                     ($3,309,868 / 309,750 shares outstanding)                      $10.69

                     Class B Shares-Net asset value
                     ($98,607 / 9,237 shares outstanding)                           $10.68

                     Class C Shares-Net asset value
                     ($309,697 / 29,015 shares outstanding)                         $10.67

                     (a)  Investments in U.S. dollar-denominated securities (64.23%).
                     (b)  Investments in non-U.S. dollar-denominated securities (16.99%).

                     *    Non-income producing.
                     **   Deferred-interest debentures pay no interest for a stipulated number of years, after which they pay astipulated coupon rate.
                     +    Restricted security under Rule 144A.
                          See Notes to Financial Statements.

Statement of Net Assets
ALPHA SERIES April 30, 1998


                                                                 Shares or
                     Investments                          Principal Amount    Market Value
==========================================================================================
Investments in Securities 96.82%
==========================================================================================
                     *Lord Abbett Developing Growth Fund,
                     Inc.-Class Y                                  511,464     $ 8,398,245

                     Lord Abbett Research Fund,
                     Inc.-Small Cap Series-Class Y                 455,960       8,248,320

                     Lord Abbett Securities
                     Trust-International Series-Class Y            766,787      11,195,096

                     Total Investment in Securities
                     (Cost $27,570,896)                                         27,841,661
==========================================================================================
Other Assets, Less Liabilities 3.18%
==========================================================================================
Other Assets

Short-term
Investments          American Express Credit Co.
                     5.51% due 5/1/1998                               196M         196,000
--------------------------------------------------------------------------------==========
Receivable for:      Capital stock sold                                          4,250,355

                     Other                                                          34,203

                     Total Other Assets                                          4,480,558
--------------------------------------------------------------------------------==========
Payable for:         Capital stock reacquired                                    3,535,049

                     Other                                                          32,465

                     Total Other Assets, Less Liabilities                          913,044
==========================================================================================
Net Assets 100.00%                                                             $28,754,705
==========================================================================================

                     Class A Shares-Net asset value
                     ($13,640,463 / 849,008 shares outstanding)                     $16.07

                     Class B Shares-Net asset value
                     ($10,533,085 / 656,270 shares outstanding)                     $16.05

                     Class C Shares-Net asset value
                     ($4,581,157 / 285,401 shares outstanding)                      $16.05

                     * Non-income producing.
                       See Notes to Financial Statements.

Statements of Operations


                                                                                             12/18/97         12/29/97
                                                                                        (Commencement    (Commencement
                                                                                        of Operations)  of Operations)
                                                            Six Months Ended 4/30/98       to 4/30/98       to 4/30/98
                                                       ------------------------------  ---------------  --------------
                                                            Growth &                       World Bond
                                                             Income     International       Debenture            Alpha
Investment Income                                            Series            Series          Series           Series
=====================================================================================  ==============   ==============
Income               Dividends                         $  1,567,914       $   351,516     $        --     $         11

                     Interest                               116,320            64,653          65,104            1,936

                     Foreign taxes withheld                      --            (4,070)           (340)              --

                     Total income                         1,684,234           412,099          64,764            1,947
                     -----------------------------------------------------------------  --------------  --------------
Expenses             Management fee                         583,989           190,842           6,363            8,201

                     Management fee waived                       --                --          (6,363)          (8,201)

                     12b-1 distribution plan-Class A         76,065            49,230              --            1,951

                     12b-1 distribution plan-Class B          5,696            16,698              20            5,422

                     12b-1 distribution plan-Class C        451,251            22,334              60            2,099

                     Shareholder servicing                   91,722            50,224             200               --

                     Report to shareholders                  28,792             7,230             200               --

                     Audit and tax                           16,531             7,446             619               --

                     Registration                            18,000            33,000             100               --

                     Legal                                    3,000               600             100               --

                     Organization                             3,666             3,390             684               --

                     Other                                   18,080            13,022             100               --

                     Net expenses                         1,296,792           394,016           2,083            9,472
                     ----------------------------------------------------------------  ---------------  --------------
                     Net investment income (loss)           387,442            18,083          62,681           (7,525)
                     ----------------------------------------------------------------  ---------------  --------------
Realized and Unrealized Gain on Investments and
Foreign Currency Transactions
=====================================================================================  ===============  ==============
Net realized gain (loss) from investment and foreign
currency transactions

                     Proceeds from sales                 36,888,182         5,617,826       2,441,300               --

                     Cost of investments sold            27,468,230         6,282,332       2,403,560               --

                     Net realized gain (loss)             9,419,952          (664,506)         37,740               --
                     ----------------------------------------------------------------  ---------------  --------------
Unrealized appreciation of investments and
foreign currency holdings                                14,522,585        16,319,247          41,078               --
-------------------------------------------------------------------------------------  ---------------  --------------
Net realized and unrealized gain on investments
and foreign currency transactions                        23,942,537        15,654,741          78,818          270,764
-------------------------------------------------------------------------------------  ---------------  --------------
Net Increase in Net Assets Resulting from Operations   $ 24,329,979      $ 15,672,824    $    141,499     $    263,239
======================================================================================================================

                     See Notes to Financial Statements.

Statements of Changes in Net Assets

                                                                                       12/18/97
                                                                                  (Commencement
                                                                                  of Operations)
                                                      Six Months Ended 4/30/98       to 4/30/98
                                               -------------------------------  ---------------
                                                    Growth &                         World Bond
                                                      Income     International        Debenture
Increase (Decrease) in Net Assets                     Series            Series           Series
==============================================================================  ===============
Operations  Net investment income (loss)       $     387,442     $      18,083    $      62,681

            Net realized gain (loss)
            from investment
            and foreign
            currency transactions                  9,419,952          (664,506)          37,740

            Net unrealized appreciation of
            investments and foreign
            currency holdings                     14,522,585        16,319,247           41,078

            Net increase in net assets
            resulting from operations             24,329,979        15,672,824          141,499
------------------------------------------------------------------------------  ---------------
Undistributed net investment income
included  in price of share transactions                  --                --               --
------------------------------------------------------------------------------  ---------------
Distributions to shareholders from
net investment income:

            Class A                                       --           (75,253)              --

            Class B                                       --                --               --

            Class C                                       --                --               --

            Total                                         --           (75,253)              --
            ------------------------------------------------------------------  ---------------
Distributions to shareholders from
net realized gain from investment and
foreign currency transactions:

            Class A                               (3,955,820)               --               --

            Class B                                  (22,529)               --               --

            Class C                               (5,643,671)               --               --

            Total                                 (9,622,020)               --               --
            ------------------------------------------------------------------  ---------------
            Total distributions                   (9,622,020)          (75,253)              --
------------------------------------------------------------------------------  ---------------
Share transactions:

            Net proceeds from
            sales of shares                       16,036,266        41,444,413        2,576,173

            Net asset value of shares issued
            to shareholders in reinvestment
            of net investment income
            and realized gain
            from investment transactions           9,032,142            71,969               --

            Total                                 25,068,408        41,516,382        2,576,173
            ------------------------------------------------------------------  ---------------
            Cost of shares reacquired            (12,509,997)       (4,294,967)              --
            ------------------------------------------------------------------  ---------------
            Increase in net assets
            derived from
            share transactions                    12,558,411        37,221,415        2,576,173
            ------------------------------------------------------------------  ---------------
Increase in net assets                            27,266,370        52,818,986        2,717,672
------------------------------------------------------------------------------  ---------------
Net Assets

            Beginning of period                   42,991,675        37,334,499        1,000,500
            ------------------------------------------------------------------  ---------------
            End of period+                     $ 170,258,045     $  90,153,485    $   3,718,172
            ===================================================================================

                                                    12/29/97                           12/13/97
                                               (Commencement              Year    (Commencement
                                               of Operations)            Ended    of Operations)
                                                  to 4/30/98          10/31/97      to 10/31/97
                                               -------------  ----------------  ---------------
                                                                      Growth &
                                                       Alpha            Income    International
Increase (Decrease) in Net Assets                     Series            Series           Series
============================================================  ================  ===============

Operations  Net investment income (loss)         $    (7,525)    $     939,517    $      62,336

            Net realized gain (loss)
            from investment
            and foreign
            currency transactions                         --         9,523,336         (498,854)

            Net unrealized appreciation of
            investments and foreign
            currency holdings                        270,764        19,515,134        2,685,278

            Net increase in net assets
            resulting from operations                263,239        29,977,987        2,248,760
------------------------------------------------------------  ----------------  ---------------
Undistributed net investment income
included  in price of share transactions                  --            (7,673)         143,734
------------------------------------------------------------  ----------------  ---------------
Distributions to shareholders from
net investment income:

            Class A                                       --          (660,996)              --

            Class B                                       --                --               --

            Class C                                       --          (351,430)              --

            Total                                         --        (1,012,426)              --
            ------------------------------------------------  ----------------  ---------------
Distributions to shareholders from
net realized gain from investment and
foreign currency transactions:

            Class A                                       --          (501,039)              --

            Class B                                       --                --               --

            Class C                                       --          (701,709)              --

            Total                                         --        (1,202,748)              --
            ------------------------------------------------  ----------------  ---------------
            Total distributions                           --        (2,215,174)              --
------------------------------------------------------------  ----------------  ---------------
Share transactions:

            Net proceeds from
            sales of shares                       28,803,015        21,789,630       36,170,176

            Net asset value of shares issued
            to shareholders in reinvestment
            of net investment income
            and realized gain
            from investment transactions                  --         2,029,420               --

            Total                                 28,803,015        23,819,050       36,170,176
            ------------------------------------------------  ----------------  ---------------
            Cost of shares reacquired               (321,549)      (22,544,262)      (3,228,171)
            ------------------------------------------------  ----------------  ---------------
            Increase in net assets
            derived from
            share transactions                    28,481,466         1,274,788       32,942,005
            ------------------------------------------------  ----------------  ---------------
Increase in net assets                            28,744,705        29,029,928       35,334,499
------------------------------------------------------------  ----------------  ---------------
Net Assets

            Beginning of period                       10,000       113,961,747        2,000,000
            ------------------------------------------------  ----------------  ---------------
            End of period+                     $  28,754,705     $ 142,991,675    $  37,334,499
            ===================================================================================

            + Including undistributed net investment income of $360,037, $5,177,
             $62,681 and $(7,525), respectively, as of April 30, 1998 and undistributed net investment income of $153,968 and $206,070 as of October 31, 1997.
             See Notes to Financial Statements.

Financial Highlights
GROWTH & INCOME SERIES


                                                                        Class A Shares                         Class B Shares
                                               ---------------------------------------------  -------------------------------
                                               Six Months     Year Ended                       Six Months
                                               Ended 4/30,         10/31,     7/15/96(a)        Ended 4/30,         6/5/97(a)
Per Share Operating Performance:                     1998           1997    to 10/31/96               1998        to 10/31/97
============================================================================================  ===============================
Net asset value, beginning of period              $  8.79        $  7.09        $  6.50            $  8.80       $  8.20
--------------------------------------------------------------------------------------------  -------------------------------
Income from investment operations

    Net investment income                             .04            .093           .028               .01           -(e)

    Net realized and
    unrealized gain on investments                   1.38           1.781           .589              1.39           .60

    Total from investment operations                 1.42           1.874           .617              1.40           .60
    -----------------------------------------------------------------------------------------  ------------------------------
    Distributions

    Dividends from net investment income              --            (.099)         (.027)               --             --

    Distributions from net realized gain            (.59)           (.075)            --              (.59)            --
    ------------------------------------------------------------------------------------------  -----------------------------

Net asset value, end of period                   $  9.62         $  8.79        $  7.09           $  9.61         $  8.80
----------------------------------------------------------------------------------------------  -----------------------------
Total Return(c)                                    10.50%(d)       26.78%         12.10%(d)         11.16%(d)        7.19%(d)
=============================================================================================================================
Ratios to Average Net Assets:

    Expenses, including waiver                       .60%(d)        1.29%           .39%(d)           .97%(d)         .86%(d)

    Expenses, excluding waiver                       .60%(d)        1.29%           .39%(d)           .97%(d)         .86%(d)

    Net investment income                            .47%(d)        1.15%           .40%(d)           .07%(d)         .01%(d)
    =========================================================================================================================

   (a) Commencement of offering respective Class shares.
   (b) Commencement of operations.
   (c) Total return does not consider the effects of sales loads.
   (d) Not annualized.
   (e) Amount less than $.01.
       See Notes to Financial Statements.

Financial Highlights
GROWTH & INCOME SERIES


                                                                                                            Class C Shares
                                         ---------------------------------------------------------------------------------
                                         Six Months
                                         Ended 4/30,                                Year Ended 10/31,            1/3/94(b)
Per Share Operating Performance:               1998             1997           1996              1995          to 10/31/94
==========================================================================================================================
Net asset value, beginning of period        $  8.80          $  7.09        $  6.04           $  5.07          $  5.00
--------------------------------------------------------------------------------------------------------------------------

Income from investment operations

    Net investment income                       .01             .032          .0949               .12             .089

    Net realized and unrealized
    gain on investments                        1.37            1.790         1.0986               .97             .041

    Total from investment operations           1.38            1.822         1.1935              1.09             .130
    ----------------------------------------------------------------------------------------------------------------------

    Distributions

    Dividends from net investment income         --            (.037)        (.1035)             (.12)            (.06)

    Distributions from net realized gain       (.59)           (.075)          (.04)               --               --

Net asset value, end of period              $  9.59          $  8.80        $  7.09           $  6.04          $  5.07
--------------------------------------------------------------------------------------------------------------------------
Total Return(c)                               15.62%(d)        26.24%         20.02%            21.83%            2.62%(d)
==========================================================================================================================
Ratios to Average Net Assets:

    Expenses, including waiver                  .98%(d)         2.05%          1.55%             1.16%             .61%(d)

    Expenses, excluding waiver                  .98%(d)         2.05%          2.01%             1.91%            1.94%(d)

    Net investment income                       .09%(d)         0.39%          1.36%             2.06%            2.03%(d)
==========================================================================================================================


                                     Six Months
                                     Ended 4/30                                Year Ended 10/31,           1/3/94(b)
Supplemental Data for All Classes:         1998             1997           1996             1995        to 10/31/94
===================================================================================================================
    Net assets,
    end of period (000)                $170,258         $142,992       $113,962          $32,770          $ 9,160

    Portfolio turnover rate              23.90%           36.37%         23.84%           23.17%           31.95%

    Average commission rate per
    share paid on
    equity transactions                $  .065          $  .065        $  .064           $  .059             n/a
===================================================================================================================

   (a) Commencement of offering respective Class shares.
   (b) Commencement of operations.
   (c) Total return does not consider the effects of sales loads.
   (d) Not annualized.
   (e) Amount less than $.01.
       See Notes to Financial Statements.

Financial Highlights
INTERNATIONAL SERIES


                                                    Class A Shares           Class B Shares           Class C Shares  Class Y Shares
------------------------------------------------------------------  -----------------------  -----------------------  --------------
                                          Six Months                Six Months               Six Months
                                         Ended 4/30,   12/13/96(a)  Ended 4/30,   6/2/97(b)  Ended 4/30    6/2/97(b)     12/30/97(b)
Per Share Operating Performance:                1998   to 10/31/97    1998      to 10/31/97        1998  to 10/31/97      to 4/30/98
==================================================================  =======================  =======================  ==============
Net asset value,
beginning of period                        $   10.86    $    9.42   $ 10.83     $   10.26    $  10.83    $   10.26      $  11.28
------------------------------------------------------------------  -----------------------  -----------------------  --------------
Income from investment operations

    Net investment income (loss)                 .01(e)       .07      (.03)(e)      (.03)       (.03)(e)     (.03)          .09(e)

    Net realized and unrealized gain
    on investments and foreign
    currency holdings                           3.75         1.37      3.72           .60        3.72          .60          3.23

    Total from investment operations            3.76         1.44      3.69           .57        3.69          .57          3.32
    --------------------------------------------------------------  -----------------------  -----------------------  --------------
Distributions

    Dividends from net investment income         .03          --        --            --          --            --            --
    ==============================================================  =======================  ======================   ==============
Net asset value, end of period             $   14.59    $   10.86   $ 14.52     $   10.83    $  14.52     $  10.83     $   14.60
------------------------------------------------------------------  -----------------------  ----------------------   --------------
Total Return(c) (d)                            27.00%(d)    15.21%    27.37%(d)      5.56%      32.73%(d)     5.56%        28.90%(d)
====================================================================================================================================
Ratios to Average Net Assets:(d)

    Expenses                                     .71%        1.23%     1.08%          .87%       1.08%       87%             .33%

    Net investment income (loss)                 .07%         .41%     (.20)%       (0.46)%     (0.26)%      (0.46)%         .60%
    ================================================================================================================================

                                                                                                    Six Months
                                                                                                    Ended 4/30,          12/13/96(a)
Supplemental Data for All Classes:                                                                         1998          to 10/31/97
====================================================================================================================================

    Net assets, end of period (000)                                                                     $90,153              $37,334

    Portfolio turnover rate                                                                              11.14%               29.72%

    Average commission rate per share
    paid on equity transactions                                                                         $  .015               $ .024
    ================================================================================================================================

  (a) Commencement of operations.
  (b) Commencement of offering respective Class shares.
  (c) Total return does not consider the effects of sales loads.
  (d) Not annualized.
  (e) Calculated using average shares outstanding during the period. See Notes to Financial Statements.

Financial Highlights
WORLD BOND-DEBENTURE SERIES


                                                           Class A Shares           Class B Shares             Class C Shares
                                                          --------------------   ---------------------   ---------------------
                                                            12/18/97(a)               12/19/97(b)                12/19/97(b)
Per Share Operating Performance:                             to 4/30/98                to 4/30/98                 to 4/30/98
==============================================================================   =====================   =====================
Net asset value, beginning of period                          $   10.00                 $   10.00                $   10.00
------------------------------------------------------------------------------   ---------------------   ---------------------
Income from investment operations

    Net investment income                                           .20                       .04                      .02

    Net realized and unrealized gain on
    investments and foreign currency holdings                       .49                       .64                      .65

    Total from investment operations                                .69                       .68                      .67
    --------------------------------------------------------------------------   --------------------    ---------------------
Net asset value, end of period                                $   10.69                 $   10.68                $   10.67
------------------------------------------------------------------------------   --------------------    ---------------------
Total Return(c)(d)                                                 1.80%(d)                  1.46%(d)                 5.63%(d)
==============================================================================   ====================    =====================
Ratios to Average Net Assets:(d)

    Expenses, including waiver                                      .09%                      .26%                     .39%

    Expenses, excluding waiver                                     .36%                       .54%                     .67%

    Net investment income                                         2.72%                      2.35%                    2.05%
    ==========================================================================   ====================    =====================


                                                                                                                      12/18/97
Supplemental Data for AllClasses:                                                                                   to 4/30/98
==============================================================================================================================
    Net assets, end of period (000)                                                                              $       3,718

    Portfolio turnover rate                                                                                           104.32%

    Average commission rate per share
    paid on equity transactions                                                                                  $       .07
    ==========================================================================================================================

  (a) Commencement of operations.
  (b) Commencement of offering respective Class shares.
  (c) Total return does not consider the effects of sales loads.
  (d) Not annualized.
      See Notes to Financial Statements.


Financial Highlights
ALPHA SERIES


                                                          Class A Shares            Class B Shares              Class C Shares
                                                          --------------------   ---------------------   ---------------------
                                                             12/29/97(a)                12/29/97(b)                12/29/97(b)
Per Share Operating Performance:                              to 4/30/98                 to 4/30/98                 to 4/30/98
==============================================================================   =====================   =====================
Net asset value, beginning of period                          $   13.52                  $   13.52               $   13.52
------------------------------------------------------------------------------   ---------------------   ---------------------
Income from investment operations

    Net investment income (loss)                                   (.01)(e)                   (.05)(e)                (.05)(e)

    Net realized and
    unrealized gain on investments                                 2.56                       2.58                    2.58

    Total from investment operations                               2.55                       2.53                    2.53
    --------------------------------------------------------------------------   ---------------------   ---------------------
Net asset value, end of period                                $   16.07                  $   16.05               $   16.05
------------------------------------------------------------------------------   ---------------------   ---------------------
Total Return(c)(d)                                                12.10%(d)                  12.78%(d)               17.53%(d)
==============================================================================================================================
Ratios to Average Net Assets:(d)

    Expenses, including waiver                                      .08%                        .32%                   .32%

    Expenses, excluding waiver                                      .25%                        .49%                   .49%

    Net investment (loss)                                          (.04)%                      (.28)%                 (.29)%
    ==========================================================================================================================


                                                                                                                    Six Months
                                                                                                                    Ended 4/30
Supplemental Data for All Classes:                                                                                        1998
==============================================================================================================================
    Net assets, end of period (000)                                                                                    $28,755

    Portfolio turnover rate                                                                                              0.00%
    ==========================================================================================================================

  (a) Commencement of operations.
  (b) Commencement of offering respective Class shares.
  (c) Total return does not consider the effects of sales loads.
  (d) Not annualized.
  (e) Calculated using average shares outstanding during the period.
      See Notes to Financial Statements.


Notes to Financial Statements

1. Significant Accounting Policies

Lord Abbett Securities Trust (the "Trust") is an open-end management investment company, organized as a Delaware business trust. The Trust currently consists of four separate portfolios ("Series")-Lord Abbett Growth & Income Series ("Growth & Income") and Lord Abbett International Series ("International"), Lord Abbett World Bond Debenture Series ("World Bond Debenture") and Lord Abbett Alpha Series ("Alpha"). Effective December 18, 1997, the World Bond Debenture Series was added, and the Trust received a capital contribution of $1,000,500 and issued 100,050 shares to the partners of Lord Abbett & Co. ("Lord Abbett"). The Alpha Series was added on December 29, 1997 at which time the Trust received a capital contribution of $10,000 and issued 740 shares of the Alpha Series to the partners of Lord Abbett. The Alpha Series invests in other funds managed by Lord Abbett ("Underlying Funds"). Each Series is diversified as defined under the Investment Company Act of 1940. The financial statements have been prepared in conformity with generally accepted accounting principles which permit management to make certain estimates and assumptions at the date of the financial statements:

The following summarizes the significant accounting policies of the Trust: (a) Market value is determined as follows: Securities listed or admitted to trading privileges on any national securities exchange are valued at the last sales price on the principal securities exchange on which such securities are traded, or, if there is no sale, at the mean between the last bid and asked prices on such exchange. Securities traded in the over-the-counter market are valued at the mean between the last bid and asked prices in such market, except that securities admitted to trading on the NASDAQ National Market System are valued at the last sales price if it is determined that such price more accurately reflects the value of such securities. Investments in the Underlying Funds are valued at the closing net asset value per share of each Underlying Fund on the day of valuation. Short-term securities are valued at amortized cost which approximates market value. Securities for which market quotations are not available are valued at fair value under procedures approved by the Board of Trustees. (b) Transactions denominated in foreign currencies are recorded in the Company's records at the rate prevailing when earned or incurred. Asset and liability accounts that are denominated in foreign currencies are adjusted to reflect current exchange rates. (c) The Trust may write call options on securities it owns. Premiums received by the Trust upon writing covered call options are included in the Trust's statement of net assets as an asset and an equivalent liability. The liability is adjusted daily to the market value of the options written. If an option expires, or if the Trust enters into a closing purchase transaction, the Trust realizes a gain or, if the cost of a closing purchase transaction exceeds the premium originally received, a loss, and the liability related to the option is extinguished. If an option is exercised, the proceeds of the sale of the underlying security are increased by the premium originally received when the option was written. (d) It is the policy of the Trust to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income in taxable distributions. Therefore, no federal income tax provision is required.
(e) Security transactions are recorded on the date that the securities are purchased or sold (trade date). Realized gains and losses from investment transactions are calculated on the identified cost basis. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Interest income is recorded on the accrual basis. Net investment income (other than distribution and service fees) and realized and unrealized gains or losses are allocated to each class of shares based upon the relative proportion of net assets at the beginning of the day. (f) Organization expenses are amortized evenly over a period of five years. (g) Effective November 1, 1997, the Trust discontinued the accounting practice of equalization. Undistributed net investment income of $181,432 and $143,734, representing accumulated equalization at October 31, 1997 for the Growth & Income and International Series, respectively, was transferred to paid-in-capital. Such reclassification had no effect on net assets, results of operations, or net asset value per share.

2. Management Fee and Other Transactions with Affiliates

The Trust has a management agreement with Lord Abbett pursuant to which Lord Abbett supplies the Trust with investment management services and executive and other personnel, pays the remuneration of officers, provides office space and pays for ordinary and necessary office and clerical expenses relating to research and statistical work and supervision of the Trust's investment portfolios. The management fee is based on average daily net assets at the rate of 0.75% per annum for the Growth and Income, International and World Bond Debenture Series and 0.50% per annum for the Alpha Series. Lord Abbett waived its fee for the World Bond Debenture and Alpha Series for the period ended April 30, 1998. Lord Abbett has entered into a sub-advisory agreement with Fuji Investment Management Co. (Europe), Ltd. ("sub-adviser"). The sub-adviser furnishes investment advisory services in connection with the management of the International Series. Lord Abbett pays for the cost of the sub-adviser's services.

Each Series of the Trust has Rule 12b-1 plans and agreements with respect to one or more classes of shares as described below (the "Class A, Class B and Class C Plans") with Lord Abbett Distributor llc ("Distributor"), an affiliate of Lord Abbett. Each Series makes payments to Distributor which uses or passes on such payments to authorized institutions. Pursuant to the Class A Plan, each Series pays Distributor (1) an annual service fee of 0.25% of the average daily net assets of Class A shares, (2) a one-time distribution fee of up to 1% on certain qualifying purchases and (3) a supplemental annual distribution fee of 0.10% of the average daily net assets of Class A shares serviced by certain qualifying institutions. Pursuant to the Class B Plan, each Series pays Distributor an annual service and distribution fee of 0.25% and 0.75%, respectively, of the average daily net asset value of the Class B shares. Pursuant to the Class C Plan, each Series pays Distributor (1) a service fee and a distribution fee, at the time such shares are sold, not to exceed 0.25% and 0.75%, respectively, of the net asset value of such shares sold and (2) at each quarter-end after the first anniversary of the sale of such shares, a service fee and a distribution fee at an annual rate not to exceed 0.25% and 0.75%, respectively, of the average annual net asset value of such shares outstanding. Class Y does not have a Rule 12b-1 plan. The Class A Plan for the World Bond Debenture Series will not become operative until May 1, 1998.

The Alpha Series has entered into a Servicing Arrangement with the Underlying Funds pursuant to which each Underlying Fund will pay a portion of the expenses of the Alpha Series in proportion to the average daily value of shares owned by the Alpha Series.

Lord Abbett received the following commissions for the period ended April 30, 1998 on sales of shares of the Trust after concessions were paid to authorized distributors:

                                              Lord Abbett               Dealers'
Series                                        Commissions            Concessions
--------------------------------------------------------------------------------
Growth & Income                                   $26,980               $162,001
--------------------------------------------------------------------------------
International                                     $76,879               $472,307
--------------------------------------------------------------------------------
World Bond Debenture                              $ 2,782               $ 17,901
--------------------------------------------------------------------------------
Alpha                                             $63,189               $398,138
--------------------------------------------------------------------------------

3. Distributions

Dividends from net investment income, if any, are declared and paid semi-annually for the Growth &Income Series, annually for the International and Alpha Series, and monthly for the World Bond Debenture Series. Net realized gains from investment transactions, if any, are distributed to share-

Notes to Financial Statements

holders at least annually. At April 30, 1998, the accumulated undistributed net realized gain (loss) for financial reporting purposes, aggregated $9,348,254 for the Growth & Income Series, $(1,163,360) for the International Series, $37,740 for the World Bond Debenture Series and $0 for the Alpha Series. Distributions declared from net investment income on May 5, 1998 were as follows:

                                                   Rate                Aggregate
                                              Per Share                   Amount
--------------------------------------------------------------------------------
Growth & Income Series-Class A                   $ .035                 $260,386
--------------------------------------------------------------------------------
World Bond Debenture Series-Class A              $ .071                 $ 25,684
--------------------------------------------------------------------------------
World Bond Debenture Series-Class B              $ .062                 $    670
--------------------------------------------------------------------------------
World Bond Debenture Series-Class C              $ .062                 $  2,202
--------------------------------------------------------------------------------

Income and capital gains distributions are determined in accordance with income tax regulations which may differ from methods used to determine the corresponding income and capital gains amounts in accordance with generally accepted accounting principles.

4. Capital

Transactions in shares of beneficial interest for the Growth & Income Series were as follows:

                                  Six Months Ended                         Year Ended
                                    April 30, 1998                   October 31, 1997
                           -----------------------      -----------------------------
Class A                     Shares          Amount          Shares             Amount
--------------------------------------------------      -----------------------------
Sales of shares            944,791    $  8,509,758         962,023       $  7,725,077

Shares issued to
shareholders in
reinvestment of net
investment income
and realized gain
from investment
transactions               446,263       3,672,745         134,345          1,035,066

Total                    1,391,054      12,182,503       1,096,368          8,760,143
--------------------------------------------------      -----------------------------
Shares reacquired         (628,600)     (5,556,806)     (1,067,517)        (8,524,014)

Increase in shares         762,454    $  6,625,697          28,851       $    236,129
-------------------------------------------------------------------------------------


                                  Six Months Ended                          6/5/97 to
                                    April 30, 1998                   October 31, 1997
                           -----------------------      -----------------------------
Class B                     Shares          Amount          Shares             Amount
--------------------------------------------------      -----------------------------
Sales of shares            169,090       1,522,152          38,206        $   339,259

Shares issued to
shareholders in
reinvestment of net
investment income
and realized gain
from investment
transactions                 2,736          22,576              --                 --

Total                      171,826       1,544,728          38,206            339,259
--------------------------------------------------      -----------------------------
Shares reacquired           (6,737)        (61,517)           (486)            (4,369)

Increase in shares         165,089     $ 1,483,211          37,720        $   334,890
-------------------------------------------------------------------------------------


                                  Six Months Ended                         Year Ended
                                    April 30, 1998                   October 31, 1997
                           -----------------------      -----------------------------
Class C                     Shares          Amount           Shares            Amount
--------------------------------------------------      -----------------------------
Sales of shares            661,463    $  6,004,356        1,695,886      $ 13,725,294

Shares issued to
shareholders in
reinvestment of net
investment income
and realized gain
from investment
transactions               648,459       5,336,821          130,943           994,354

Total                    1,309,922      11,341,177        1,826,829        14,719,648
--------------------------------------------------      -----------------------------
Shares reacquired         (760,670)     (6,891,674)      (1,713,554)      (14,015,879)

Increase in shares         549,252    $  4,449,503          113,275      $    703,769
-------------------------------------------------------------------------------------

Transactions in shares of beneficial interest for the International Series were as follows:


                                  Six Months Ended                        12/13/96 to
                                    April 30, 1998                   October 31, 1997
                           -----------------------      -----------------------------
Class A                     Shares          Amount           Shares            Amount
--------------------------------------------------      -----------------------------
Sales of shares          1,690,567    $ 21,829,651        3,074,958      $ 31,360,535

Shares issued to
shareholders in
reinvestment of net
investment income            6,701          71,968               --                --
Total                    1,697,268      21,901,619        3,074,958        31,360,535
--------------------------------------------------      -----------------------------
Shares reacquired         (349,662)     (4,052,372)        (272,153)       (2,887,954)

Increase in shares       1,347,606    $ 17,849,247        2,802,805      $ 28,472,581
-------------------------------------------------------------------------------------

                                  Six Months Ended                          6/2/97 to
                                    April 30, 1998                   October 31, 1997
                           -----------------------      -----------------------------
Class B                     Shares          Amount           Shares            Amount
--------------------------------------------------      -----------------------------
Sales of shares            350,317     $ 4,571,319          159,588       $ 1,691,357
--------------------------------------------------      -----------------------------
Shares reacquired          (12,874)       (154,397)          (7,142)          (77,972)
--------------------------------------------------      -----------------------------
Increase in shares         337,443     $ 4,416,922          152,446       $ 1,613,385
-------------------------------------------------------------------------------------

                                  Six Months Ended                          6/2/97 to
                                    April 30, 1998                   October 31, 1997
                           -----------------------      -----------------------------
Class C                     Shares          Amount           Shares            Amount
--------------------------------------------------      -----------------------------
Sales of shares            301,907     $ 4,014,924          295,740       $ 3,118,284
--------------------------------------------------      -----------------------------
Shares reacquired           (6,820)        (88,197)         (25,285)         (262,245)
--------------------------------------------------      -----------------------------
Increase in shares         295,087     $ 3,926,727          270,455       $ 2,856,039
-------------------------------------------------------------------------------------

                                                                          12/30/97 to
                                                                       April 30, 1998
                                                        -----------------------------
Class Y                                                      Shares            Amount
-------------------------------------------------------------------------------------
Sales of shares                                             766,798       $11,028,519
-------------------------------------------------------------------------------------
Increase in shares                                          766,798       $11,028,519
-------------------------------------------------------------------------------------

Transactions in shares of beneficial interest for the World Bond Debenture
Series were as follows:

                                                                          12/18/97 to
                                                                       April 30, 1998
                                                        -----------------------------
Class A                                                      Shares            Amount
-------------------------------------------------------------------------------------
Sales of shares                                             309,750        $3,168,674
-------------------------------------------------------------------------------------
Increase in shares                                          309,750        $3,168,674
-------------------------------------------------------------------------------------

                                                                          12/19/97 to
                                                                       April 30, 1998
                                                        -----------------------------
Class B                                                      Shares            Amount
-------------------------------------------------------------------------------------
Sales of shares                                               9,237           $98,112
-------------------------------------------------------------------------------------
Increase in shares                                            9,237           $98,112
-------------------------------------------------------------------------------------

                                                                          12/19/97 to
                                                                       April 30, 1998
                                                        -----------------------------
Class C                                                      Shares            Amount
-------------------------------------------------------------------------------------
Sales of shares                                              29,015          $309,887
-------------------------------------------------------------------------------------
Increase in shares                                           29,015          $309,887
-------------------------------------------------------------------------------------

Transactions in shares of beneficial interest for the Alpha Series were as follows:

                                                                          12/29/97 to
                                                                       April 30, 1998
                                                        -----------------------------
Class A                                                      Shares            Amount
-------------------------------------------------------------------------------------
Sales of shares                                             854,399       $13,565,497
-------------------------------------------------------------------------------------
Shares reacquired                                            (5,391)          (85,453)
-------------------------------------------------------------------------------------
Increase in shares                                          849,008       $13,480,044
-------------------------------------------------------------------------------------


Notes to Financial Statements

                                                                          12/29/97 to
                                                                       April 30, 1998
                                                        -----------------------------
Class B                                                      Shares            Amount
-------------------------------------------------------------------------------------
Sales of shares                                             668,746       $10,658,922
-------------------------------------------------------------------------------------
Shares reacquired                                           (12,476)         (199,168)
-------------------------------------------------------------------------------------
Increase in shares                                          656,270       $10,459,754
-------------------------------------------------------------------------------------


                                                                          12/29/97 to
                                                                       April 30, 1998
                                                        -----------------------------
Class C                                                      Shares            Amount
-------------------------------------------------------------------------------------
Sales of shares                                             287,687        $4,588,596
-------------------------------------------------------------------------------------
Shares reacquired                                            (2,286)          (36,928)
-------------------------------------------------------------------------------------
Increase in shares                                          285,401        $4,551,668
-------------------------------------------------------------------------------------

As of April 30, 1998, paid in capital for each Series was as follows:

Series
-------------------------------------------------------------------------------------
Growth & Income                                                          $105,869,362
-------------------------------------------------------------------------------------
International                                                            $ 72,307,143
-------------------------------------------------------------------------------------
World Bond Debenture                                                     $  3,576,683
-------------------------------------------------------------------------------------
Alpha                                                                    $ 28,491,466
-------------------------------------------------------------------------------------

5. Purchases and Sales of Securities

Purchases and sales of investment securities (other than short-term investments) were as follows:

Series                                            Purchases                     Sales
-------------------------------------------------------------------------------------
Growth & Income                                 $39,810,923               $36,794,779
-------------------------------------------------------------------------------------
International                                   $39,036,447               $ 5,617,826
-------------------------------------------------------------------------------------
World Bond Debenture                            $ 5,192,416               $ 2,249,416
-------------------------------------------------------------------------------------
Alpha                                           $27,570,896               $        --
-------------------------------------------------------------------------------------

As of April 30, 1998, net unrealized appreciation, unrealized appreciation and unrealized depreciation of investments based on cost for federal income tax purposes were as follows:

                                  Net Unrealized        Unrealized         Unrealized
Series                              Appreciation      Appreciation      (Depreciation)
-------------------------------------------------------------------------------------
Growth & Income                      $54,689,797       $55,360,351        $  (670,554)
-------------------------------------------------------------------------------------
International                        $19,004,525       $20,394,473        $(1,389,948)
-------------------------------------------------------------------------------------
World Bond Debenture                 $    40,336       $    50,454        $   (10,118)
-------------------------------------------------------------------------------------
Alpha                                 $  270,764       $   270,764       $        --
-------------------------------------------------------------------------------------

The cost of investments for federal income tax purposes is the same as that used for financial reporting purposes.

At April 30, 1998, the Growth & Income Series had outstanding covered written call option contracts as follows:

                                      Contract
Underlying                          Expiration     Premium
Investment                  Shares        Date    Received    Value     (Depreciation)
-------------------------------------------------------------------------------------
Air Products &
Chemical, Inc.               5,000     6/20/98      $8,095  $17,500           $(9,405)
-------------------------------------------------------------------------------------

Transactions in call options written during the six months ended April 30, 1998 for the Growth & Income Series were as follows:

                                                             Number          Premiums
                                                       of Contracts          Received
-------------------------------------------------------------------------------------
Options written                                                 415           $53,962
-------------------------------------------------------------------------------------
Options expired                                                 365           $45,867
-------------------------------------------------------------------------------------
Options outstanding at
April 30, 1998                                                   50           $ 8,095
-------------------------------------------------------------------------------------

At April 30, 1998, the World Bond Debenture Series had outstanding forward currency contracts to sell and buy foreign currencies as follows:

                                        Value at                           Unrealized
Foreign Currency                 Settlement Date        Current          Appreciation
Sell Contracts                        Receivable          Value         (Depreciation)
-------------------------------------------------------------------------------------
Deutsche Marks,
expiring 6/18/98                         $49,776         50,590                 $(814)
-------------------------------------------------------------------------------------
South African Rands,
expiring 5/20/98                         $47,745        $47,841                 $ (96)
-------------------------------------------------------------------------------------
Total                                    $97,521        $98,431                 $(910)
-------------------------------------------------------------------------------------

                                        Value at                           Unrealized
Foreign Currency                 Settlement Date        Current          Appreciation
Buy Contracts                            Payable          Value         (Depreciation)
-------------------------------------------------------------------------------------
Indonesian Ruplan,
expiring 5/14/98                         $25,000        $24,789                $ (211)
-------------------------------------------------------------------------------------
Turkish Lira,
expiring 6/26/98                         $50,000        $51,853                $1,853
-------------------------------------------------------------------------------------
Total                                    $75,000        $76,642                $1,642
-------------------------------------------------------------------------------------

6. Trustees' Remuneration

The Trustees of the Trust associated with Lord Abbett and all officers of the Trust receive no compensation from the Trust for acting as such. Outside Trustees' fees and retirement costs are allocated among all funds in the Lord Abbett group based on net assets of each fund. Trustees' fees payable at April 30, 1998, under a deferred compensation plan were $123,858.

Copyright (C) 1998 by Lord Abbett Securities Trust, 767 Fifth Avenue, New York, NY 10153-0203

This publication, when not used for the general information of shareholders of Lord Abbett Securities Trust, is to be distributed only if preceded or accompanied by a current prospectus which includes information concerning each Series' investment objective and policies, sales charges and other matters. There is no guarantee that the forecasts contained within this publication will come to pass.

All rights reserved. Printed in the U.S.A.

Lord, Abbett & Co.

      A Tradition of Performance Through

Disciplined

            Investing

[PHOTO OMITTED]

(seated)
Zane E. Brown
Partner and Director of Fixed Income

(standing, from left to right)
Fernando Saldanha
Emerging Market Specialist

Timothy W. Horan
Director of International Fixed Income

Christopher J. Towle
Director of High-Yield Fixed Income7

A successful long-term track record is evidence of a successful investment strategy. For decades, we at Lord, Abbett & Co., have believed that investing with a disciplined, value approach is the best way to achieve competitive returns and reduce portfolio risk. This commitment, and the dedication of our team of 59 investment professionals, have helped us earn the trust of financial professionals and investors for over 65 years.*

About Your Fund's Board of Directors

The Securities and Exchange Commission (SEC) views the role of the independent Board of Directors as one of the most important components in overseeing a mutual fund. The Board of Directors watches over your Fund's general operations and represents your interests. Board members review and approve every contract between your Fund and Lord, Abbett & Co. (the Fund's investment manager) and Lord Abbett Distributor llc (the Fund's underwriter). They meet regularly to review a wide variety of information and issues regarding your Fund. Every member of the Board possesses extensive business experience. Lord Abbett Securities Trust shareholders are indeed fortunate to have a group of independent directors with diverse backgrounds to provide a variety of viewpoints in the oversight of their Fund. Below, we feature one of our independent directors, E. Thayer Bigelow, Jr.

E. Thayer Bigelow, Jr.
Director--Lord Abbett
Securities Trust

[PHOTO OMITTED]

Mr. Bigelow is a graduate of Trinity College and earned his MBA at the University of Colgate Darden Business School. He is currently the CEO of Court Room Television Network, and previously served for five years as President and CEO of Time/Warner Cable Programming, Inc.

Mr. Bigelow serves as a member of the Board of Trustees for the Cate School. He is also a member of the Board of Directors for the Visiting Nurse Service of New York, Crane Co., Medusa Inc. and The Boy's Club of New York. He has been an independent director for all of Lord Abbett's funds since 1994.

Investing in the Lord Abbett Family of Funds

-------------------------------------------------------------------------------------------------------------------------
GROWTH
-------------------------------------------------------------------------------------------------------------------------
                                                                                                                   INCOME
-------------------------------------------------------------------------------------------------------------------------
Aggressive     Growth Funds    Growth &          Balanced Fund     Income Funds         Tax-Free         Money
Growth Fund                    Income Funds                                             Income Funds     Market Fund
Developing     Alpha Series    Affiliated Fund    Balanced Series   Bond-Debenture       o National       U.S. Government
Growth Fund                                                         Fund                 o California     Securities
               Global Fund-    Growth &                                                  o Connecticut    Money Market
               Equity Series   Income Series                        Global Fund-         o Florida        Fund**+
                                                                    Income Series        o Georgia
               International   Research Fund-                                            o Hawaii
               Series          Large-Cap Series                     Limited Duration     o Michigan
                                                                    U.S. Government      o Minnesota
               Mid-Cap                                              Securities Series**  o Missouri
               Value Fund                                                                o New Jersey
                                                                    U.S. Government      o New York
               Research Fund-                                       Securities Series**  o Pennsylvania
               Small-Cap                                                                 o Texas
               Series                                               World Bond-          o Washington
                                                                    Debenture
                                                                    Series

Finding the right mutual fund can be confusing. At Lord, Abbett & Co., we believe your investment professional provides value in helping you identify and understand your investment objectives and, ultimately, offering fund recommendations suitable for your individual needs.

This publication, when used as sales literature, is to be distributed only if preceded or accompanied by a current prospectus for Lord Abbett Securities Trust.

For more complete information about any other Lord Abbett fund, including charges and expenses, call your investment professional or Lord Abbett Distributor llc at 800-874-3733 for a prospectus. Read it carefully before investing.

When you invest in a family of funds, you benefit from:

Diversification. You and your investment professional can diversify your investments between equity and income funds.

Flexibility. As your investment goals change, your investment professional can help you reallocate your portfolio.

As an investor in the Lord Abbett Family of Funds, you have access to 30 portfolios designed to meet a variety of investment needs. While you may reallocate your assets among our funds at any time, we recommend speaking with your invest-ment professional to help you customize your investment plan.

Numbers to Keep Handy

For Shareholder Account or Statement Inquiries: 800-821-5129

For Literature: 800-874-3733

For More Information: 800-426-1130

Visit Our Web Site: http://www.lordabbett.com

* The Lord Abbett Research Fund-Small-Cap Series is closed to new investors. For more information, call Lord Abbett Distributor llc at 800-426-1130.

** An investment in this Fund is neither insured nor guaranteed by the U.S. Government.

+ Although the Fund is managed to maintain, and has maintained, its stable net asset value of $1.00 per share price, there can be no assurance that a stable net asset value of $1.00 per share will be maintained.

[LOGO] LORD, ABBETT & CO.
          Investment Management
A Tradition of Performance Through Disciplined Investing

LORD ABBETT DISTRIBUTOR LLC
------------------------------------------------------------           LST-3-498
The GM Building o 767 Fifth Avenue o New York, NY 10153-0203              (6/98)